Deferred compensation awards (Tables)	12 Months Ended
Mar. 31, 2026
Deferred Compensation Awards [Abstract]
Activity relating to RSU awards
The following table presents activity relating to RSUs for the year ended March 31, 202
6
.

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2025	136,203,210	¥598	0.9
Granted	62,190,310	811
Forfeited	(6,206,885)	680
Delivered	(66,303,810)	598

Outstanding as of March 31, 2026	125,882,825	¥699	1.0

Activity related to NSU and CSU awards
The following table presents activity related to NSUs and CSUs for the year ended March 31, 2026.

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price
Outstanding as of March 31, 2025	17,525,289	¥854		3,152,678	¥478
Granted	17,728,234	929	(1)	—	—
Vested	(13,722,254)	1,062	(2)	(2,970,567)	541	(2)
Forfeited	(121,282)			(163,856)

Outstanding as of March 31, 2026	21,409,987	¥1,046	(3)	18,255	¥1,113	(3)

(1)	Weighted-average price of NHI shares used to determine number of awards granted.
(2)	Weighted-average price of NHI shares used to determine the final cash settlement amount of the awards.
(3)	The price of NHI shares used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2026.